INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (2,027)	$ (2,252)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax benefit at statutory income tax rate	$ 426	$ 474
Share-based compensation expense recognized for financial statement purposes	(486)
Other losses (unrecognized)	(6)	(604)
Utilization of losses not previously benefitted	50	105
Income tax (expense)	$ (16)	$ (25)